Nature of Business (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) Segments	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Segments Grant	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Nature of Business (Textual)
Number of active business segments | Segments	2		2
Number of grants | Grant			3
Cash and cash equivalents	$ 5,012,605	$ 5,606,850	$ 5,525,094	$ 5,856,242	$ 3,356,380
Net decrease in cash and cash equivalents	$ (512,489)	(249,392)	$ (331,148)	2,499,862
Percentage decrease in cash and cash equivalents	9.00%		6.00%
Net cash used in operating activities	$ (1,506,110)	(387,779)	$ (2,466,729)	(4,456,973)
Net cash provided by financing activities	1,005,174	158,250	2,436,447	6,974,563
Working capital, carrying value	2,913,440		3,174,214	5,855,046
Non-cash warrant liability	5,152,367		3,789,562
Decrease or increase in working capital	$ 260,774			$ 2,680,832
Percentage increase in working capital	8.00%			46.00%
Net proceeds received from public offering			1,937,894
Net proceeds from issuance of common stock pursuant to the equity line	$ 246,525	$ 158,250	470,475	$ 528,051
Proceeds from exercises of warrants	758,649		28,078	235,975
Income tax benefit			(616,872)	$ (750,356)
Active government contract	50,500,000		51,400,000
Equity facility, face amount	10,600,000		10,600,000
Equity facility, available amount	$ 9,300,000		9,500,000
Proceeds from net operating losses			$ 616,872
Equity facility, maturity date	Oct. 31, 2016